UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2013

1.814088.108

CAS-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 44.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.3%
Branch Banking & Trust Co.
3/27/13 to 5/1/13	0.32 to 0.36%	$ 894,000	$ 894,000
Citibank NA
3/25/13 to 5/28/13	0.21 to 0.30	2,930,805	2,930,805
State Street Bank & Trust Co., Boston
3/7/13 to 6/7/13	0.23 to 0.28	1,067,000	1,067,000
			4,891,805
London Branch, Eurodollar, Foreign Banks - 6.5%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	408,000	408,003
Commonwealth Bank of Australia
3/14/13	0.24	126,000	126,000
DNB Bank ASA
5/10/13 to 5/13/13	0.26	408,000	408,002
HSBC Bank PLC
4/12/13 to 11/12/13	0.25 to 0.32	1,096,000	1,096,000
Mizuho Corporate Bank Ltd.
3/21/13 to 4/22/13	0.30 to 0.34	222,000	222,000
National Australia Bank Ltd.
4/12/13 to 6/3/13	0.25 to 0.27 (c)	5,246,000	5,246,000
			7,506,005
New York Branch, Yankee Dollar, Foreign Banks - 33.7%
Bank of Montreal Chicago CD Program
3/1/13 to 9/6/13	0.18 to 0.40 (c)	2,417,000	2,417,000
Bank of Nova Scotia
4/11/13 to 10/11/13	0.24 to 0.52 (c)	2,666,000	2,665,978
Bank of Tokyo-Mitsubishi UFJ Ltd.
3/4/13 to 8/13/13	0.27 to 0.50 (c)	5,679,000	5,678,999
Canadian Imperial Bank of Commerce
7/31/13 to 9/17/13	0.28 to 0.39 (c)	1,915,000	1,915,000
Credit Suisse
5/29/13	0.27 (c)	618,000	618,000
Deutsche Bank AG New York Branch
3/5/13	0.17	2,390,000	2,390,000
Lloyds TSB Bank PLC New York Branch
3/5/13	0.16	2,028,000	2,028,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
4/8/13 to 6/20/13	0.29 to 0.32%	$ 3,457,000	$ 3,457,000
Natexis Banques Populaires New York Branch
3/5/13	0.18	1,207,000	1,207,000
National Bank of Canada
8/16/13	0.35 (c)	1,201,000	1,200,550
Nordea Bank Finland PLC
3/27/13 to 5/17/13	0.25 to 0.28	1,995,000	1,995,000
Royal Bank of Canada
8/30/13	0.69 (c)	900,000	900,000
Royal Bank of Canada New York Branch
9/6/13	0.40 (c)	750,000	749,922
Skandinaviska Enskilda Banken
6/11/13 to 6/13/13	0.26	700,000	700,000
Sumitomo Mitsui Banking Corp.
3/12/13 to 5/14/13	0.25 to 0.42 (c)	5,012,500	5,012,502
Sumitomo Trust & Banking Co. Ltd.
4/9/13 to 6/26/13	0.30	2,627,000	2,627,000
Svenska Handelsbanken, Inc.
5/20/13	0.28	441,000	441,005
Toronto-Dominion Bank
3/27/13 to 11/15/13	0.24 to 0.32 (c)	2,078,000	2,078,004
UBS AG
5/7/13	0.30 (c)	526,000	526,000
			38,606,960
TOTAL CERTIFICATE OF DEPOSIT			51,004,770
Financial Company Commercial Paper - 21.7%

Australia & New Zealand Banking Group Ltd.
5/8/13	0.20 (c)	140,000	139,990
Bank of Nova Scotia
5/6/13 to 5/7/13	0.20	866,000	865,682
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	315,000	314,880
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
4/9/13	0.25%	$ 2,998,000	$ 2,997,188
BNP Paribas Finance, Inc.
3/28/13	0.31	1,120,000	1,119,740
Commerzbank U.S. Finance, Inc.
3/5/13	0.30	806,000	805,973
Commonwealth Bank of Australia
5/28/13 to 7/29/13	0.24 to 0.25 (c)	1,203,000	1,202,836
Credit Suisse
6/3/13	0.26	604,000	603,598
DNB Bank ASA
3/6/13 to 3/25/13	0.26	614,000	613,912
General Electric Capital Corp.
4/12/13 to 7/8/13	0.25 to 0.26	1,553,000	1,552,201
JPMorgan Chase & Co.
4/26/13 to 9/3/13	0.27 to 0.30 (c)	1,646,000	1,646,000
Natexis Banques Populaires U.S. Finance Co. LLC
3/5/13	0.18	1,172,000	1,171,977
Nationwide Building Society
3/4/13 to 6/28/13	0.29 to 0.30	485,000	484,726
Nordea North America, Inc.
4/4/13	0.25	105,000	104,975
Skandinaviska Enskilda Banken AB
3/5/13 to 6/17/13	0.26 to 0.28	749,000	748,624
Societe Generale North America, Inc.
3/4/13 to 4/2/13	0.27 to 0.29	3,827,000	3,826,487
Sumitomo Mitsui Banking Corp.
5/22/13	0.25	385,000	384,781
Svenska Handelsbanken, Inc.
4/8/13 to 5/20/13	0.25 to 0.28	724,000	723,712
Swedbank AB
5/21/13 to 6/4/13	0.26 to 0.27	708,000	707,536
Toyota Motor Credit Corp.
3/5/13	0.32	157,000	156,994
UBS Finance, Inc.
4/12/13 to 8/19/13	0.35 to 0.45	2,539,000	2,536,128
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
5/29/13 to 7/5/13	0.25% (c)	$ 2,192,000	$ 2,192,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			24,899,940
Asset Backed Commercial Paper - 1.5%

Ciesco LP (Citibank NA Guaranteed)

4/25/13	0.34	51,000	50,974
5/29/13	0.31	239,000	238,817
Govco, Inc. (Liquidity Facility Citibank NA)

3/1/13	0.33	208,000	208,000
3/4/13	0.33	53,000	52,999
3/5/13	0.33	54,000	53,998
3/8/13	0.33	20,500	20,499
3/11/13	0.33	125,000	124,989
4/22/13	0.31	88,000	87,961
5/1/13	0.33	162,000	161,909
5/13/13	0.31	100,000	99,937
5/21/13	0.31	100,000	99,930
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
5/21/13	0.20	86,000	85,961
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
3/5/13	0.22	42,000	41,999
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)

3/4/13	0.34	239,000	238,993
3/12/13	0.31	175,000	174,983
TOTAL ASSET BACKED COMMERCIAL PAPER			1,741,949
Other Commercial Paper - 1.5%

Anheuser-Busch InBev Worldwide, Inc.
5/29/13	0.26	65,300	65,258
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Archer Daniels Midland Co.
3/1/13 to 3/5/13	0.20%	$ 191,600	$ 191,597
Devon Energy Corp.
3/26/13	0.40 (c)	580,000	580,000
MidAmerican Energy Holdings, Co.
3/8/13 to 3/22/13	0.31 to 0.32	222,000	221,981
Northeast Utilities
3/1/13 to 3/4/13	0.31 to 0.32	68,336	68,335
Sempra Global
3/1/13 to 3/21/13	0.34 to 0.36	54,435	54,431
Verizon Communications, Inc.
4/15/13	0.40 (c)	403,000	403,000
Virginia Electric & Power Co.
3/18/13	0.32	111,900	111,883
TOTAL OTHER COMMERCIAL PAPER			1,696,485
Treasury Debt - 7.6%

U.S. Treasury Obligations - 7.6%
U.S. Treasury Bills
8/15/13	0.12	250,550	250,411
8/22/13	0.14	250,000	249,837
U.S. Treasury Notes
3/15/13 to 12/31/13	0.15 to 0.24	8,160,000	8,218,141
TOTAL TREASURY DEBT			8,718,389
Other Note - 3.2%

Medium-Term Notes - 3.2%
Dominion Resources, Inc.
4/15/13	0.40 (b)(c)	323,000	323,000
Royal Bank of Canada
8/30/13 to 9/13/13	0.41 to 0.68 (b)(c)	2,125,000	2,125,000
9/6/13	0.35 (c)	376,000	375,961
Svenska Handelsbanken AB
8/27/13	0.29 (b)(c)	816,000	816,000
TOTAL OTHER NOTE			3,639,961
Variable Rate Demand Note - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
3/7/13	0.20% (c)	$ 181,000	$ 181,000
Government Agency Debt - 2.0%

Federal Agencies - 2.0%
Fannie Mae
9/11/14	0.18 (c)	717,000	716,784
Federal Home Loan Bank
8/23/13 to 6/25/14	0.17 to 0.22 (c)	1,609,720	1,609,769
TOTAL GOVERNMENT AGENCY DEBT			2,326,553
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
5/29/13	0.48 (c)(e)	175,000	175,000
Government Agency Repurchase Agreement - 8.2%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) #	$ 835	835
With:
BNP Paribas Securities Corp. at:
0.17%, dated 1/22/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $397,871,384, 3% - 4%, 12/1/25 - 2/1/43)	390,103	390,000
0.18%, dated:
1/16/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $963,091,835, 2.5% - 5.5%, 6/20/27 - 6/15/53)	944,288	944,000
1/22/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $397,875,582, 3% - 3.5%, 12/1/25 - 2/20/43)	390,176	390,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $1,020,040,800, 3% - 6.5%, 1/15/35 - 2/20/43)	1,000,305	1,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $274,799,331, 2.08% - 6.5%, 12/1/24 - 11/1/47)	$ 269,076	$ 269,000
0.18%, dated:
2/1/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $378,832,705, 0% - 6.47%, 5/15/27 - 5/25/45)	371,111	371,000
2/5/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $41,203,838, 2.08% - 4%, 5/1/32 - 1/1/43)	40,012	40,000
2/19/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $186,668,428, 2.08% - 5.57%, 2/1/19 - 9/1/42)	183,054	183,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.17%, dated 2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $1,020,110,784, 2.3% - 5%, 10/1/21 - 2/1/43)	1,000,298	1,000,000
0.18%, dated 1/15/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $510,114,750, 2.5% - 4.5%, 5/1/27 - 2/1/43)	500,140	500,000
Mitsubishi UFJ Securities (USA), Inc. at 0.21%, dated:
2/4/13 due 3/6/13 (Collateralized by U.S. Government Obligations valued at $1,224,178,501, 1.37% - 5.92%, 1/1/19 - 2/1/44)	1,200,210	1,200,000
2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $153,020,528, 2.5% - 4%, 11/1/26 - 3/1/42)	150,025	150,000
2/8/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $381,556,066, 2.24% - 4%, 11/1/26 - 9/1/42)	374,068	374,000
2/13/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $763,031,210, 1.73% - 6.79%, 11/1/26 - 7/1/42)	748,131	748,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $1,297,500,548, 1.4% - 5.61%, 5/1/21 - 3/1/50)	1,272,237	1,272,000
2/27/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $381,484,451, 1.97% - 6.33%, 10/1/21 - 3/1/42)	374,074	374,000
RBC Capital Markets Corp. at 0.18%, dated 2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $200,854,241, 0.61% - 10%, 12/25/16 - 2/25/43)	195,031	195,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		9,400,835
Other Repurchase Agreement - 10.1%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 10.1%
With:
BNP Paribas Securities Corp. at 0.5%, dated 2/28/13 due 3/7/13 (Collateralized by Corporate Obligations valued $31,320,436, 5% - 10%, 4/15/15 - 6/15/32)	$ 29,011	$ 29,000
Citigroup Global Markets, Inc. at:
0.46%, dated 2/28/13 due 3/1/13 (Collateralized by Equity Securities valued at $162,002,157)	150,002	150,000
0.56%, dated 2/28/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $54,000,840, 2%, 12/15/43)	50,001	50,000
0.85%, dated 2/15/13 due 4/23/13 (Collateralized by Corporate Obligations valued at $176,264,297, 1% - 9%, 3/15/13 - 12/15/43)	163,258	163,000
Credit Suisse Securities (USA) LLC at:
0.27%, dated 2/22/13 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $212,191,640, 0% - 10.5%, 2/1/17 - 8/1/42)	206,011	206,000
0.31%, dated 2/22/13 due 3/1/13 (Collateralized by Equity Securities valued at $267,863,660)	248,015	248,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $354,462,504)	328,407	328,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $89,691,700, 6.5%, 11/15/16)	83,145	83,000
2/19/13 due 5/20/13 (Collateralized by Mortgage Loan Obligations valued at $110,087,949, 0% - 7.52%, 7/15/13 - 6/12/50)	102,179	102,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $112,307,976, 0% - 7.45%, 9/15/27 - 9/25/47)	104,192	104,000
1/7/13 due 4/8/13 (Collateralized by Corporate Obligations valued at $223,774,526, 0% - 8.31%, 10/19/26 - 12/18/49)	207,387	207,000
1/14/13 due 4/15/13 (Collateralized by Corporate Obligations valued at $222,604,986, 0% - 7%, 2/10/22 - 3/12/51)	206,385	206,000
1/17/13 due 4/19/13 (Collateralized by Mortgage Loan Obligations valued at $333,604,019, 0% - 7%, 4/15/19 - 2/15/51)	309,584	309,000
1/23/13 due 4/23/13 (Collateralized by Mortgage Loan Obligations valued at $75,480,056, 0% - 7.55%, 6/17/19 - 11/15/48)	70,130	70,000
1/24/13 due 4/26/13 (Collateralized by Mortgage Loan Obligations valued at $5,405,311, 0.31% - 5.77%, 6/25/35 - 6/10/46)	5,009	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Deutsche Bank Securities, Inc. at:
0.29%, dated 2/28/13 due 3/1/13 (Collateralized by Equity Securities valued at $432,003,489)	$ 400,003	$ 400,000
0.35%, dated 2/20/13 due 3/6/13 (Collateralized by Equity Securities valued at $146,977,771)	136,019	136,000
J.P. Morgan Clearing Corp. at:
0.52%, dated 1/17/13 due 5/17/13 (Collateralized by Equity Securities valued at $147,917,912)	136,236	136,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Corporate Obligations valued at $295,704,832, 1% - 6%, 6/1/13 - 10/15/29)	272,580	272,000
0.65%, dated 1/11/13 due 5/10/13 (Collateralized by Corporate Obligations valued at $299,178,731, 1.25% - 6.5%, 6/15/13 - 12/15/36)	275,591	275,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $296,081,926, 0.75% - 4%, 5/1/13 - 12/15/37)	272,598	272,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $298,607,306)	274,973	274,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Equity Securities valued at $299,701,013)	275,836	275,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 2/27/13 due 3/6/13 (Collateralized by U.S. Government Obligations valued at $1,279,270,323, 0% - 9.5%, 4/20/13 - 6/16/54)	1,242,065	1,242,000
0.35%, dated 2/22/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $67,207,013, 1.15% - 9.38%, 7/1/13 - 6/27/44)	64,004	64,000
0.46%, dated 2/13/13 due 3/7/13 (Collateralized by Mortgage Loan Obligations valued at $222,524,794, 0.4% - 12.37%, 12/12/16 - 12/10/49)	206,087	206,000
0.65%, dated 2/22/13 due 3/1/13 (Collateralized by Mortgage Loan Obligations valued at $44,285,103, 0.41% - 0.46%, 1/25/36 - 10/19/46)	41,005	41,000
0.73%, dated 12/17/12 due 3/18/13 (Collateralized by Mortgage Loan Obligations valued at $220,646,211, 0.35% - 6.5%, 9/25/32 - 5/25/47)	204,376	204,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $207,125,939, 0% - 49.48%, 12/15/32 - 12/10/46)	191,879	191,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.26%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $785,895,715, 0% - 32.22%, 1/15/15 - 10/25/51)	$ 763,006	$ 763,000
0.31%, dated 2/28/13 due 3/1/13 (Collateralized by Equity Securities valued at $33,480,293)	31,000	31,000
0.46%, dated 2/28/13 due 3/1/13 (Collateralized by Municipal Bond Obligations valued at $105,741,613, 0% - 9.25%, 11/1/13 - 6/1/47)	100,001	100,000
0.56%, dated 2/28/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $323,522,935, 1.75% - 10%, 5/1/13 - 4/15/29)	300,005	300,000
0.66%, dated:
2/26/13 due 3/5/13 (Collateralized by Corporate Obligations valued at $691,980,762, 0% - 9.8%, 6/17/13 - 8/15/56) (c)(d)	652,084	652,000
2/28/13 due 3/1/13 (Collateralized by Corporate Obligations valued at $214,923,940, 0% - 6.42%, 8/15/17 - 11/23/50)	199,004	199,000
Mitsubishi UFJ Securities (USA), Inc. at 0.33%, dated:
2/13/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $12,682,101, 3.88% - 6.05%, 4/14/16 - 4/15/16)	12,003	12,000
2/21/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $4,205,383, 5.88% - 6.05%, 6/24/14 - 4/15/16)	4,001	4,000
Mizuho Securities USA, Inc. at:
0.29%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $309,002,489, 0% - 7.49%, 1/15/20 - 5/25/42)	300,002	300,000
0.4%, dated 2/6/13 due 3/6/13 (Collateralized by Equity Securities valued at $87,502,356)	81,025	81,000
0.41%, dated:
2/15/13 due 3/7/13 (Collateralized by Equity Securities valued at $87,493,971)	81,024	81,000
2/19/13 due 3/7/13 (Collateralized by Equity Securities valued at $109,092,444)	101,035	101,000
2/25/13 due 3/7/13 (Collateralized by Equity Securities valued at $109,084,971)	101,032	101,000
0.42%, dated 2/6/13 due 3/7/13 (Collateralized by Equity Securities valued at $87,503,484)	81,040	81,000
0.43%, dated 2/14/13 due 3/7/13 (Collateralized by Equity Securities valued at $109,034,871)	101,051	101,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.53%, dated 2/28/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $84,563,387, 2.48% - 7.66%, 5/15/17 - 9/11/42)	$ 81,032	$ 81,000
0.82%, dated 1/3/13 due 3/4/13 (Collateralized by Corporate Obligations valued at $65,772,567, 0.39% - 10.38%, 3/15/15 - 6/25/47)	61,083	61,000
0.95%, dated:
11/30/12 due 3/1/13 (Collateralized by Mortgage Loan Obligations valued at $64,502,545, 0% - 9.38%, 10/23/15 - 11/25/46)	60,144	60,000
2/6/13 due 5/13/13 (Collateralized by Mortgage Loan Obligations valued at $86,946,250, 0% - 7.66%, 9/10/15 - 12/31/49)	81,205	81,000
2/8/13 due 5/3/13 (Collateralized by Mortgage Loan Obligations valued at $151,270,662, 0% - 11.25%, 3/1/14 - 4/25/47)	141,313	141,000
2/22/13 due 5/23/13 (Collateralized by Mortgage Loan Obligations valued at $87,327,187, 0% - 10.25%, 9/10/15 - 11/25/46)	81,192	81,000
RBC Capital Markets Co. at 0.4%, dated:
2/22/13 due 3/1/13 (Collateralized by Mortgage Loan Obligations valued at $96,174,611, 0.32% - 9.1%, 11/25/18 - 5/10/63)	90,007	90,000
2/26/13 due 3/5/13 (Collateralized by Corporate Obligations valued at $44,801,452, 0.24% - 8.56%, 9/15/14 - 12/12/45)	42,003	42,000
2/28/13 due 3/7/13:
(Collateralized by Corporate Obligations valued at $45,150,502, 0.48% - 5.6%, 7/26/13 - 3/15/34)	43,003	43,000
(Collateralized by Corporate Obligations valued at $46,440,517, 1.65% - 11.63%, 5/1/13 - 9/29/49)	43,003	43,000
RBS Securities, Inc. at:
0.8%, dated 2/19/13 due 3/21/13 (Collateralized by U.S. Government Obligations valued at $222,527,356, 0.55% - 5.9%, 7/16/38 - 6/20/62)	216,144	216,000
0.85%, dated 2/15/13 due 3/18/13 (Collateralized by U.S. Government Obligations valued at $139,096,310, 0% - 8.25%, 1/15/28 - 4/16/54)	135,099	135,000
1.1%, dated 12/10/12 due 4/4/13 (Collateralized by Corporate Obligations valued at $580,043,532, 0% - 15%, 10/8/13 - 11/23/52)	545,970	543,000
Royal Bank of Scotland PLC at 0.85%, dated 2/6/13 due 3/8/13 (Collateralized by Mortgage Loan Obligations valued at $154,520,226, 0% - 41.39%, 7/15/18 - 6/25/47)	143,101	143,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:
0.49%, dated 2/19/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $117,736,051, 1% - 13%, 5/15/13 - 2/1/33)	$ 109,134	$ 109,000
0.5%, dated:
1/9/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $148,064,952, 0.25% - 7.5%, 5/15/13 - 3/1/42)	137,171	137,000
1/16/13 due 3/7/13 (Collateralized by Corporate Obligations valued at $102,663,658, 0.75% - 7.5%, 5/15/13 - 12/15/37)	95,121	95,000
Wells Fargo Securities, LLC at 0.55%, dated 12/18/12 due:
3/19/13 (Collateralized by Corporate Obligations valued at $131,114,507, 0% - 8%, 3/1/13 - 4/1/46)	125,174	125,000
3/20/13 (Collateralized by Corporate Obligations valued at $103,676,927, 0% - 8.75%, 3/1/13 - 5/15/43)	99,139	99,000
3/21/13 (Collateralized by Corporate Obligations valued at $148,697,222, 0% - 9.75%, 3/1/13 - 4/8/68)	141,200	141,000
TOTAL OTHER REPURCHASE AGREEMENT		11,621,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $115,405,882)		115,405,882
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(847,290)
NET ASSETS - 100%		$ 114,558,592
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,264,000,000 or 2.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.48%, 5/29/13	7/18/12 - 9/28/12	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$835,000 due 3/01/13 at 0.21%
Citibank NA	$ 69
Deutsche Bank Securities, Inc.	24
J.P. Morgan Securities, Inc.	36
Mizuho Securities USA, Inc.	606
Wells Fargo Securities LLC	100
$ 835
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2013, the cost of investment securities for income tax purposes was $115,405,882,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2013

1.814093.108

FUS-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 4.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.6%
U.S. Treasury Notes
6/15/13 to 2/28/14	0.16 to 0.24%	$ 109,000	$ 109,891
Government Agency Debt - 35.8%

Agency Mortgage Securities - 1.2%
Fannie Mae
2/27/14	0.19 to 0.20	26,000	26,271
Federal Home Loan Bank
11/15/13	0.17	3,000	3,003
			29,274
Federal Agencies - 34.6%
Fannie Mae
4/9/13 to 9/11/14	0.15 to 0.21 (b)	92,000	92,306
Federal Farm Credit Bank
1/13/15	0.19 (b)	9,000	8,997
8/20/13 to 1/12/15	0.13 to 0.23 (b)	35,000	34,994
Federal Home Loan Bank
3/13/13 to 6/5/14	0.15 to 0.28 (b)	550,195	550,789
Freddie Mac
4/15/13 to 2/28/14	0.14 to 0.23 (b)	144,667	144,807
			831,893
TOTAL GOVERNMENT AGENCY DEBT			861,167
Government Agency Repurchase Agreement - 48.1%
	Maturity Amount (000s)
In a joint trading account at 0.21% dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) #	$ 641,303	641,299
With:
BNP Paribas Securities Corp. at:
0.17%, dated 1/22/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $8,161,464, 2.48% - 6%, 4/1/20 - 4/1/42)	8,002	8,000
0.18%, dated:
1/16/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $20,404,488, 2.31% - 6%, 5/1/17 - 7/1/41)	20,006	20,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.18%, dated:
1/22/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $8,161,551, 2.57% - 6%, 12/1/14 - 6/1/41)	$ 8,004	$ 8,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $75,483,020, 2.78% - 5.02%, 8/1/22 - 3/1/43)	74,023	74,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 1/11/13 due 4/11/13 (Collateralized by U.S. Government Obligations valued at $9,185,634, 4%, 11/1/41)	9,005	9,000
0.24%, dated:
12/10/12 due 4/9/13 (Collateralized by U.S. Government Obligations valued at $31,637,794, 4%, 11/1/41)	31,025	31,000
1/4/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $40,817,887, 3.5% - 4%, 11/1/41 - 6/1/42)	40,024	40,000
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $6,183,964, 0% - 4%, 5/15/27 - 1/1/43)	6,002	6,000
0.18%, dated:
2/1/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $8,161,232, 2% - 4%, 8/1/27 - 9/1/42)	8,002	8,000
2/5/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $1,030,765, 2.08% - 4%, 9/15/41 - 1/1/43)	1,000	1,000
2/19/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $4,123,376, 2.08% - 4%, 9/25/41 - 9/1/42)	4,001	4,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.17%, dated 2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $79,568,641, 3% - 4.5%, 1/1/31 - 2/1/43)	78,023	78,000
0.18%, dated:
1/15/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $80,598,131, 4.5%, 1/1/31)	79,022	79,000
2/28/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $46,920,235, 2.5% - 3.5%, 8/1/27 - 8/1/42)	46,002	46,000
0.2%, dated 2/27/13 due 4/29/13 (Collateralized by U.S. Government Obligations valued at $15,300,170, 2.5%, 2/1/28)	15,005	15,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at 0.21%, dated:
2/4/13 due 3/6/13 (Collateralized by U.S. Government Obligations valued at $25,503,720, 2.5% - 4.5%, 9/1/26 - 2/1/43)	$ 25,004	$ 25,000
2/6/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $3,060,411, 2.5% - 3.5%, 10/1/27 - 3/1/42)	3,001	3,000
2/8/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $8,186,776, 2.5% - 3.5%, 11/1/26 - 1/1/43)	8,001	8,000
2/13/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $16,368,635, 2.5% - 3.5%, 10/1/27 - 6/1/42)	16,003	16,000
2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $27,679,485, 3%, 1/1/43)	27,005	27,000
2/27/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $8,160,096, 2.5% - 3.5%, 11/1/26 - 10/1/27)	8,002	8,000
RBC Capital Markets Corp. at 0.18%, dated 2/21/13 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $4,082,483, 2.5%, 3/20/42)	4,001	4,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		1,159,299
Treasury Repurchase Agreement - 12.4%

With Commerz Markets LLC at 0.19%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations valued at $303,961,692, 2.13% - 4.25%, 9/30/14 - 4/30/15)	298,002	298,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,428,357)		2,428,357
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(20,517)
NET ASSETS - 100%		$ 2,407,840
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$641,299,000 due 3/01/13 at 0.21%
Citibank NA	$ 53,288
Deutsche Bank Securities, Inc.	18,589
J.P. Morgan Securities, Inc.	27,883
Mizuho Securities USA, Inc.	464,718
Wells Fargo Securities LLC	76,821
$ 641,299
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2013, the cost of investment securities for income tax purposes was $2,428,357,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013